                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                       Investment Company Act file number:

                Exact name of registrant as specified in charter:

                                The Reserve Fund

                     Address of principal executive offices:
                      1250 Broadway New York, NY 10001-3701

                     Name and address of agent for service:
                              Edmund P. Bergan, Jr.
                                  1250 Broadway
                             New York, NY 10001-3701

        Registrant's telephone number, including area code: 212-401-5500

                         Date of fiscal year end: May 31

                     Date of reporting period: May 31, 2006

ITEM 1.  ANNUAL REPORTS TO SHAREHOLDERS

[THE RESERVE LOGO]

A TRADITION OF FINANCIAL INNOVATION(SM)


ANNUAL REPORT
MAY 31, 2006

PRIMARY FUND
U.S. GOVERNMENT FUND
U.S. TREASURY FUND
OF THE RESERVE FUND


ELIMINATE MAIL CLUTTER AND SAVE NATURAL RESOURCES!
SIGN UP FOR RESERVE eDELIVERY AT
www.TheR.com/edelivery

[PHOTO OF BRUCE BENT]

Bruce Bent
CHAIRMAN                                        May 31, 2006
The Reserve

Dear Investor,

     The Federal Open Market Committee continued its course of monetary policy tightening throughout the year, sending rates to their highest levels since March 2001. As of the date of this report, the current overnight Fed Funds target rate was 5.00%, while The Reserve Primary Fund had a gross yield of 5.08%. For the net return of your fund, please refer to the Financial Highlights portion of the Notes To Financial Statements section of this report.

     Throughout the year, the funds were biased towards the short-end of the money market yield curve. This positioning allowed the portfolios to capture higher yields quickly as interest rates moved up. We intend to maintain this selective strategy until the Federal Reserve shows clearer indications of moving towards a stable interest rate environment.

     Thank you for choosing The Reserve and helping us become the fastest organically growing money fund company ranked among the top 25 largest money fund complexes in 2005.* Please let us know your comments and suggestions on how we can serve you better.

Bruce R. Bent
Chairman

* Source: iMoneyNet, January 2006.

                        THE RESERVE FUND -- PRIMARY FUND
                     STATEMENT OF NET ASSETS -- MAY 31, 2006

    PRINCIPAL                                                                                             VALUE
     AMOUNT       NEGOTIABLE BANK CERTFICATES OF DEPOSIT -- 45.3%                                        (NOTE 1)
    ---------     -----------------------------------------------                                        --------
                  DOMESTIC -- 7.7%
$   250,000,000   Bank of the West, 5.05%, 6/23/06                                                   $      250,000,000
    300,000,000   Wachovia Bank, 5.03%, 6/26/06                                                             300,000,000
    400,000,000   Washington Mutual Bank, 5.04%, 6/22/06                                                    400,000,000
    600,000,000   Wells Fargo Bank, 5.02%, 6/13/06                                                          600,000,000
                                                                                                     ------------------
                                                                                                          1,550,000,000
                                                                                                     ------------------
                  YANKEES -- 37.6%
    600,000,000   Bank of Tokyo Mitsubishi, 5.04%, 6/26/06                                                  600,000,000
    500,000,000   Calyon, 4.84%, 8/10/06                                                                    500,000,000
    600,000,000   Canadian Imperial Bank of Commerce,
                  5.07%, 11/24/06*                                                                          600,000,000
    200,000,000   Canadian Imperial Bank of Commerce,
                  5.16063%, 6/15/07*                                                                        200,000,000
    200,000,000   Credit Suisse First Boston, 5.035%, 6/22/06                                               200,000,000
    600,000,000   Credit Suisse First Boston, 5.045%, 6/28/06                                               600,000,000
    500,000,000   Depfa Bank PLC, 5.02%, 6/12/06                                                            500,000,000
    300,000,000   Deutsche Bank, 4.81%, 2/14/07                                                             300,000,000
    200,000,000   Forenings Sparbanken (SW), 4.85%, 1/29/07                                                 200,000,000
    400,000,000   Fortis Bank, 5.03%, 6/12/06                                                               400,000,000
    200,000,000   Fortis Bank, 5.03%, 6/23/06                                                               200,000,000
    300,000,000   Mizuho Corp Bank, 5.05%, 6/22/06                                                          300,000,000
    500,000,000   Mizuho Corp Bank, 5.07%, 6/26/06                                                          500,000,000
    500,000,000   Natexis Banques Populaires, 5.03%, 6/29/06                                                500,000,000
    400,000,000   Norinchukin Bank, 5.07%, 6/26/06                                                          400,000,000
    400,000,000   Norinchukin Bank, 5.075%, 6/28/06                                                         399,998,508
    275,000,000   Royal Bank of Canada, 5.04%, 6/29/06                                                      275,000,000
    100,000,000   Royal Bank of Scotland, 4.845%, 1/30/07                                                   100,000,000
    600,000,000   Societe Generale, 5.03%, 6/16/06                                                          600,000,000
    200,000,000   Svenska Handelsbanken, 4.85%, 1/29/07                                                     200,000,000
                                                                                                     ------------------
                                                                                                          7,574,998,508
                                                                                                     ------------------
                  Total Negotiable Bank Certificates of Deposit
                  (Cost $9,124,998,508)                                                                   9,124,998,508
                                                                                                     ------------------
                  COMMERCIAL PAPER -- 5.7%
                  ------------------------
     75,000,000   Aspen Funding, 5.01%, 6/16/06                                                              74,843,438
    200,000,000   Galleon Capital LLC, 5.02%, 6/12/06                                                       199,693,222
    150,000,000   Gemini Securitization, 5.01%, 6/16/06                                                     149,686,875
    427,926,000   Scaldis Capital Limited, 5.02%, 6/23/06                                                   426,613,218
    300,000,000   Sheffield Receivable Co., 5.01%, 6/15/06                                                  299,415,500
                                                                                                     ------------------
                  Total Commercial Paper
                  (Cost $1,150,252,253)                                                                   1,150,252,253
                                                                                                     ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                             VALUE
     AMOUNT       CORPORATE NOTES -- 2.0%                                                                (NOTE 1)
    ---------     -----------------------                                                                --------
$   400,000,000   Bank of America, 5.04%, 6/29/06
                  (Cost $400,000,000)                                                                $      400,000,000
                                                                                                     ------------------
                  EURO TIME DEPOSITS-CAYMAN -- 3.8%
                  ---------------------------------
    300,000,000   Dexia Bank, 5.09%, 6/1/06                                                                 300,000,000
    456,000,000   Suntrust Bank, 5.00%, 6/1/06                                                              456,000,000
                                                                                                     ------------------
                  Total Euro Time Deposits-Cayman
                  (Cost $756,000,000)                                                                       756,000,000
                                                                                                     ------------------
                  FLOATING RATE NOTES -- 12.1%
                  ----------------------------
    300,000,000   Barclays Bank, 5.06%, 5/30/07*                                                            300,000,000
    200,000,000   Merrill Lynch, 5.05%, 5/29/07*                                                            200,000,000
    500,000,000   Royal Bank of Canada, 4.9925%, 6/1/07*(a)                                                 500,000,000
    300,000,000   Skandinaviska Enskilda Banken, 5.00938, 4/04/07*                                          300,000,000
    145,000,000   Skandinaviska Enskilda Banken, 5.06563%, 6/08/07*(b)                                      145,000,000
    500,000,000   Unicredito Italiano SpA, 5.08529%, 6/15/07*(c)                                            500,000,000
    500,000,000   Wachovia Bank NA Winston, 5.06%, 5/22/07*                                                 500,000,000
                                                                                                     ------------------
                  Total Floating Rate Notes
                  (Cost $2,445,000,000)                                                                   2,445,000,000
                                                                                                     ------------------
                  GOVERNMENT AGENCY NOTES -- 1.2%
                  -------------------------------
    250,000,000   Federal Home Loan Mortgage Corp., 4.80%, 2/23/07
                  (Cost $250,000,000)                                                                       250,000,000
                                                                                                     ------------------
                  REPURCHASE AGREEMENTS -- 29.6%
                  ------------------------------
    450,000,000   Bank of America, 5.0925%, dated 5/31/06, due 6/1/06,
                  repurchase proceeds at maturity $450,063,656
                  (collateralized by CBND 0.00% to 9.25% due 12/1/07
                  to 6/15/24 valued at $472,500,001)                                                        450,000,000
  1,000,000,000   Barclays Bank Inc., 5.03%, dated 5/31/06,
                  due 6/1/06, repurchase proceeds at maturity
                  $1,000,139,722 (collateralized by FGRA 0.00%
                  to 8.264% due 8/15/28 to 4/15/36 valued at
                  $179,616,637, FGRM 0.00% to 8.0% due
                  12/15/08 to 4/15/36 valued at $517,051,299,
                  FNRA 1.235% to 10.0% due 12/25/31 to 7/25/35
                  valued at $45,576,915, FNRM 0.00% to 7.00%
                  due 1/25/08 to 5/25/36 valued at
                  $287,526,441, FRRM 6.25%, due 10/25/23
                  valued at $387,855, GNRM 4.21% to 8.50%
                  due 7/16/24 to 10/20/31 valued at $3,336,364)                                           1,000,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                             VALUE
     AMOUNT       REPURCHASE AGREEMENTS -- (CONTINUED)                                                   (NOTE 1)
    ---------     ------------------------------------                                                   --------
$   750,000,000   Bear Stearns & Co., Inc., 5.08%, dated 5/31/06,
                  due 6/1/06, repurchase proceeds at maturity
                  $750,105,833 (collateralized by ABS 0.00% to 9.081%
                  due 9/15/10 to 3/20/46 valued at $584,670,907, CMO 0.00%
                  to 8.00% due 5/10/07 to 2/13/46 valued at $202,833,057)                            $      750,000,000
  1,478,000,000   Bear Stearns & Co., Inc., 5.04%, dated 5/31/06, due 6/1/06, repurchase proceeds at maturity $1,478,206,920
                  (FGSP 0.00% due 12/1/34 to 8/1/35 valued at
                  $415,855,348, FNST 0.00% due 7/1/33 to 6/1/36
                  valued at $1,106,484,783.)                                                              1,478,000,000
  1,100,000,000   Deutsche Bank Securities Inc., 5.04%-5.1225%, dated
                  5/31/06, due 6/1/06, repurchase proceeds at maturity
                  $1,100,154,229 (collateralized by FNMS 4.00% to 8.50%
                  due 10/1/11 to 5/1/36 valued at $720,205,481, FNST
                  0.00% to 6.00% due 4/1/32 to 9/1/37 valued at
                  $190,998,993, FGPC 6.00% due 4/1/36 valued at
                  $102,999,798, FGST 0.00% to 6.00% due 3/1/33 to 4/1/36
                  valued at $118,795,728.)                                                                1,100,000,000
    300,000,000   HSBC, 5.1125%, dated 5/31/06, due 6/1/06, repurchase
                  proceeds at maturity $300,042,604 (collateralized by
                  CBND 4.23% to 7.875% due 7/26/06 to 10/1/30 valued at
                  $315,002,907)                                                                             300,000,000
    700,000,000   Merrill Lynch, 5.1025%, dated 5/31/06, due 6/1/06,
                  repurchase proceeds at maturity $700,099,215
                  (collateralized by CBND 1.00% to 9.250% due 6/15/06 to
                  7/27/35 valued at $735,000,403)                                                           700,000,000
    200,000,000   Morgan Stanley, 5.1125%, dated 5/31/06, due 6/1/06,
                  repurchase proceeds at maturity $200,028,403
                  (collateralized by ABS 0.00% due 8/5/09 to 2/25/36
                  valued at $24,332,763, CD 0.00% to 4.62% due 6/12/06
                  to 2/1/27 valued at $186,242,143)                                                         200,000,000
                                                                                                     ------------------
                  Total Repurchase Agreements
                  (Cost $5,978,000,000)                                                                   5,978,000,000
                                                                                                     ------------------
                  TOTAL INVESTMENTS (COST+ $20,104,250,761)                              99.7%           20,104,250,761
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                   0.0^                 (211,930)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                       0.0^                  (41,543)
                  OTHER ASSETS, LESS LIABILITIES                                          0.3                53,851,256
                                                                                        -----        ------------------
                  NET ASSETS                                                            100.0%       $   20,157,848,544
                                                                                        =====        ==================

                       SEE NOTES TO FINANCIAL STATEMENTS.

     NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH CLASS:

     7,464,518,955 SHARES CLASS R                                $ 1.00
                                                                 ======
     11,168,219 SHARES CLASS 95                                  $ 1.00
                                                                 ======
     75,160,233 SHARES CLASS 75                                  $ 1.00
                                                                 ======
     31,586,407 SHARES CLASS 70                                  $ 1.00
                                                                 ======
     1,004,781,868 SHARES CLASS TREASURER'S TRUST                $ 1.00
                                                                 ======
     56,751,360 SHARES CLASS 45                                  $ 1.00
                                                                 ======
     9,131,599 SHARES CLASS 35                                   $ 1.00
                                                                 ======
     542,562,036 SHARES CLASS 25                                 $ 1.00
                                                                 ======
     233,502,767 SHARES CLASS 20                                 $ 1.00
                                                                 ======
     173,541,081 SHARES CLASS 15                                 $ 1.00
                                                                 ======
     370,838,743 SHARES CLASS 12                                 $ 1.00
                                                                 ======
     10,184,305,276 SHARES CLASS 8                               $ 1.00
                                                                 ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    THE RESERVE FUND -- U.S. GOVERNMENT FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2006

    PRINCIPAL                                                                                             VALUE
     AMOUNT       GOVERNMENT AGENCY NOTES -- 8.4%                                                        (NOTE 1)
    ---------     -------------------------------                                                        --------
$     8,000,000   Fannie Mae, 3.35%, 7/28/06                                                         $        7,985,268
     70,900,000   Federal Home Loan Mortgage Corp., 4.80%, 2/12/07                                           70,900,000
     30,000,000   Federal Home Loan Mortgage Corp., 4.80%, 2/23/07                                           30,000,000
     30,000,000   Freddie Mac, 4.85%, 2/27/07                                                                30,000,000
    100,000,000   Freddie Mac, 4.90%, 3/5/07                                                                 99,977,804
     50,000,000   Freddie Mac, 5.09%, 4/20/07                                                                50,000,000
     50,000,000   FHLB, 4.79%,12/15/06                                                                       49,989,341
                                                                                                     ------------------
                  Total Government Agency Notes
                  (Cost $338,852,413)                                                                       338,852,413
                                                                                                     ------------------
                  REPURCHASE AGREEMENTS -- 91.4%
                  ------------------------------
  1,200,000,000   Barclays & Co., 5.00%, dated 5/31/06,due 6/1/06,
                  repurchase proceeds at maturity $1,200,166,667
                  (collateralized by FHDN 0.00% due 6/21/06 to 8/25/06
                  valued at $997,300,054, FNSM 5.00% due 9/14/07
                  valued at $226,700,117)                                                                 1,200,000,000
    191,000,000   Bear Stearns & Co., Inc., 5.04%, dated 5/31/06, due
                  6/1/06, repurchase proceeds at maturity $191,026,740
                  (collateralized by GNRR 5.50% due 11/20/13 valued at
                  $8,946,664, GNRM 4.35%-5.40% due 12/16/25 to 9/16/29
                  valued at $38,572,505, FNMA 6.32% due 8/15/08 valued
                  at $5,639,246, FGRM 3.50%-6.50% due 6/15/23 to 9/15/34
                  valued at $115,250,570, FTRA 0.00% due 07/15/11
                  valued at $133,636, FNRM 4.00%-5.50% due 12/25/18 to
                  11/25/23 valued at $28,190,243 )                                                          191,000,000
  1,191,000,000   Deutsche Bank Securities Inc., 5.02%, dated 5/31/06, due
                  6/1/06, repurchase proceeds at maturity $1,191,166,078
                  (collateralized by FNSM 2.50%-7.25% due 6/15/08 to
                  3/15/12 valued at $454,990,488, FNDS 4.75% due 1/2/07
                  valued at $188,014,412, FMNT 2.375%-5.50% due 2/15/07
                  to 7/28/15 valued at $393,049,277, FHLB 3.625% due
                  1/15/08 valued at $187,946,580)                                                         1,191,000,000
    500,000,000   Morgan Stanley & Co., 5.02%, dated 5/31/06, due 6/1/06,
                  repurchase proceeds at maturity $500,069,722
                  (collateralized by FNMA 0.00% due 8/23/06 to
                  2/6/07 valued at $237,148,688, FMAC 0.00%
                  due 6/2/28 valued at $54,794,940, FHLB 0.00%
                  due 6/14/06-6/23/06 valued
                  at $219,191,889)                                                                          500,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL                                                                                             VALUE
     AMOUNT       REPURCHASE AGREEMENTS -- (CONTINUED)                                                   (NOTE 1)
    ---------     ------------------------------------                                                   --------
$   600,000,000   HSBC Securities Inc., 5.02%, dated 5/31/06, due 6/1/06,
                  repurchase proceeds at maturity $600,083,667
                  (collateralized by FGSI 0.00% due 2/1/36 to 5/1/36
                  valued at $14,016,807, FGSP 0.00% due 2/1/36 to 5/1/36
                  valued at $33,750,539, FNMS 4.50%-6.50% due
                  3/1/21-6/1/36 valued at $472,377,461, FNST 0.00%
                  due 1/1/36 to 6/1/36 valued at $97,855,818)                                        $      600,000,000
                                                                                                     ------------------
                  Total Repurchase Agreements
                  (Cost $3,682,000,000)                                                                   3,682,000,000
                                                                                                     ------------------
                  TOTAL INVESTMENTS (COST+ $4,020,852,413)                                99.8%           4,020,852,413
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                    0.0^                 (50,040)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                        0.0^                 (10,936)
                  OTHER ASSETS LESS LIABILITIES                                            0.2                6,439,647
                                                                                         -----       ------------------
                  NET ASSETS                                                             100.0%      $    4,027,231,084
                                                                                         =====       ==================

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
                  CLASS:

                  1,996,090,905 SHARES CLASS R                                                                 $   1.00
                                                                                                               ========
                  100,325,275 SHARES CLASS TREASURER'S TRUST                                                   $   1.00
                                                                                                               ========
                  16,259,283 SHARES CLASS 45                                                                   $   1.00
                                                                                                               ========
                  23,400,020 SHARES CLASS 25                                                                   $   1.00
                                                                                                               ========
                  107,612 SHARES CLASS 15                                                                      $   1.00
                                                                                                               ========
                  128,523,279 SHARES CLASS 12                                                                  $   1.00
                                                                                                               ========
                  1,762,524,710 SHARES CLASS 8                                                                 $   1.00
                                                                                                               ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     THE RESERVE FUND -- U.S. TREASURY FUND

                     STATEMENT OF NET ASSETS -- MAY 31, 2006

    PRINCIPAL                                                                                             VALUE
     AMOUNT       U.S. TREASURY BILLS -- 86.4%                                                           (NOTE 1)
    ---------     ----------------------------                                                           --------
$   150,000,000   U.S. Treasury Bill 4.55%-4.575%, 6/08/2006                                         $      149,867,015
    200,400,000   U.S. Treasury Bill 4.585%-4.665%, 6/15/2006                                               200,036,668
     52,200,000   U.S. Treasury Bill 4.55%-4.62%, 6/22/2006                                                  52,061,338
     50,000,000   U.S. Treasury Bill 4.555%, 6/29/2006                                                       49,822,861
     25,000,000   U.S. Treasury Bill 4.365%, 7/27/2006                                                       24,830,250
                                                                                                     ------------------
                  Total U.S. Treasury Bills
                  (Cost $476,618,132)                                                                       476,618,132
                                                                                                     ------------------
                  U.S. TREASURY NOTE -- 13.6%
                  ---------------------------
     75,000,000   U.S. Treasury Note 2.75%, 6/30/06
                  (Cost $74,908,208)                                                                         74,908,208
                                                                                                     ------------------
                  TOTAL INVESTMENTS (COST+ $551,526,340)                                 100.0%             551,526,340
                  COMPREHENSIVE MANAGEMENT FEES PAYABLE                                    0.0^                 (10,934)
                  DISTRIBUTION (12b-1) FEES PAYABLE                                        0.0^                  (2,425)
                  OTHER ASSETS, LESS LIABILITIES                                           0.0%^                242,200
                                                                                         -----       ------------------
                  NET ASSETS                                                             100.0%      $      551,755,181
                                                                                         =====       ==================

                  NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE OF EACH CLASS BASED ON SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING AND EQUIVALENT TO THE NET ASSETS OF EACH
                  CLASS:

                  429,385,625 SHARES CLASS R                                                                   $   1.00
                                                                                                               ========
                  69,341,127 SHARES CLASS TREASURER'S TRUST                                                    $   1.00
                                                                                                               ========
                  13,225,733 SHARES CLASS 75                                                                   $   1.00
                                                                                                               ========
                  3,532,945 SHARES CLASS 45                                                                    $   1.00
                                                                                                               ========
                  13,146,196 SHARES CLASS 25                                                                   $   1.00
                                                                                                               ========
                  51,381 SHARES CLASS 12                                                                       $   1.00
                                                                                                               ========
                  23,072,174 SHARES CLASS 8                                                                    $   1.00
                                                                                                               ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                    GLOSSARY

ABS    --  Asset Backed Security
CBND   --  Corporate Bond
CD     --  Certificate of Deposit
CMO    --  Collateralized Mortgage Obligation
FGPC   --  FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRA   --  FHLMC Adjustable Rate REMIC
FGRM   --  FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation
            Certificates
FGSI   --  FHLMC Gold Strip -- Interest
FGSP   --  Freddie Mac Gold Strips -- Principal Only
FGST   --  FHLMC Gold Strip -- Interest or Principal
FHDN   --  Federal Home Loan Discount Note
FHLB   --  Federal Home Loan Bank
FMAC   --  Freddie Mac
FMNT   --  Freddie Mac Fixed Rate Notes
FNDS   --  FNMA -- Amortizing Subordinated Debt
FNMA   --  Federal National Mortgage Association
FNMS   --  Federal Mortgage-Backed Pass-Through Securities
FNRA   --  FNMA REMIC
FNRM   --  FNMA REMIC Mortgage-Backed Pass-Through Securities
FNSM   --  Federal National Mortgage Association (Debentures)
FNST   --  FNMA STRIPS
FRRM   --  Ginnie Mac REMIC
FTRA   --  REMIC Floating Rate
GNRM   --  GNMA Pass-Through Floating Rate Securities
GNRR   --  PPC Eligible GNMA REMIC
REMIC  --  Real Estate Mortgage Investment Conduit

----------
*    Variable Rate Instrument. This is the rate in effect at the time of this report.
^    Amount is less than 0.05%.
+ The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.
(a) This security may be extended, at the bond holder's option, to a final maturity of March 1, 2012.
(b) This security may be extended, at the bond holder's option, to a final maturity of February 9, 2011.
(c) This security may be extended, at the bond holder's option, to a final maturity of June 15, 2011.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  (This page has been left blank intentionally)

                                THE RESERVE FUND
                            STATEMENTS OF OPERATIONS
                         FOR THE YEAR ENDED MAY 31, 2006

                                                                    U.S.               U.S.
                                               PRIMARY           GOVERNMENT          TREASURY
                                                 FUND               FUND               FUND
                                           ---------------    ---------------    ---------------
INTEREST INCOME (Note 1)                   $   799,952,148    $   109,891,077    $    17,695,642
                                           ---------------    ---------------    ---------------

EXPENSES (Note 2)
  COMPREHENSIVE MANAGEMENT FEES:
    Class R                                     53,848,238          9,879,411          2,781,417
    Class 95                                        91,080                 --                 --
    Class 75                                       423,027                 --             22,325
    Class 70                                       113,030                 --                 --
    Class Treasurer's Trust                      4,467,100            521,215            484,448
    Class 45                                       134,907             52,979              7,761
    Class 35                                        21,002                 --                 --
    Class 25                                     1,311,456             27,886              8,442
    Class 20                                       544,218                 --                 --
    Class 15                                       146,700              1,161                 --
    Class 12                                       502,553            100,605                 39
    Class 8                                      8,257,409            919,677             26,438
  DISTRIBUTION (12b-1) FEES:
    Class R                                     13,462,060          2,469,947            697,312
    Class 95                                        24,344                 --                 --
    Class 75                                       153,828                 --              8,118
    Class 70                                        45,285                 --                 --
  TRUSTEE FEE EXPENSE                              208,462             20,293              4,604
  CHIEF COMPLIANCE OFFICER EXPENSES                118,945             13,738              3,241
  INTEREST EXPENSE                                  47,930                 --              4,495
                                           ---------------    ---------------    ---------------
      Total expenses before waiver              83,921,574         14,006,912          4,048,640
      Less: expenses waived (Note 2)               (90,296)          (185,964)           (36,368)
                                           ---------------    ---------------    ---------------
      Net Expenses                              83,831,278         13,820,948          4,012,272
                                           ---------------    ---------------    ---------------

NET INVESTMENT INCOME, representing
Net Increase in Net Assets from
Investment Operations                      $   716,120,870    $    96,070,129    $    13,683,370
                                           ===============    ===============    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                THE RESERVE FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  PRIMARY FUND
                                                     -------------------------------------
                                                           YEAR                YEAR
                                                           ENDED               ENDED
                                                          MAY 31,             MAY 31,
                                                           2006                2005
                                                     -----------------   -----------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                              $     716,120,870   $     246,012,933
                                                     -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
  Class R                                                 (210,808,157)        (60,193,544)
  Class 95                                                    (379,638)           (162,324)
  Class 75                                                  (2,583,005)           (798,945)
  Class 70                                                    (794,081)           (292,321)
  Class Treasurer's Trust                                  (26,603,563)         (7,738,103)
  Class 45                                                  (1,163,310)           (241,762)
  Class 35                                                    (232,927)            (78,301)
  Class 25                                                 (20,122,890)        (12,495,241)
  Class 20                                                 (10,683,624)         (4,365,852)
  Class 15                                                  (3,982,470)         (2,191,068)
  Class 12                                                 (17,005,011)         (8,474,690)
  Class 8                                                 (421,762,194)       (148,980,782)
                                                     -----------------   -----------------
Total dividends to shareholders                           (716,120,870)       (246,012,933)
                                                     -----------------   -----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                         377,084,899,478     250,951,076,104
  Dividends reinvested                                     649,166,264         194,280,930
  Cost of shares redeemed                             (369,780,409,660)   (258,598,498,567)
                                                     -----------------   -----------------
                                                         7,953,656,082      (7,453,141,533)
                                                     -----------------   -----------------
  Net increase (decrease) in net assets                  7,953,656,082      (7,453,141,533)

NET ASSETS:
  Beginning of period                                   12,204,192,462      19,657,333,995
                                                     -----------------   -----------------
  End of period                                      $  20,157,848,544   $  12,204,192,462
                                                     =================   =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                            U.S. GOVERNMENT FUND                     U.S. TREASURY FUND
                                                     -------------------------------------   -------------------------------------
                                                           YEAR                YEAR                 YEAR                YEAR
                                                           ENDED               ENDED                ENDED               ENDED
                                                          MAY 31,             MAY 31,              MAY 31,             MAY 31,
                                                           2006                2005                 2006                2005
                                                     -----------------   -----------------   -----------------   -----------------
INCREASE IN NET ASSETS:
FROM INVESTMENT OPERATIONS:
  Net investment income                              $      96,070,129   $      19,471,674   $      13,683,370   $       4,673,327
                                                     -----------------   -----------------   -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
NET INVESTMENT INCOME (Note 1):
  Class R                                                  (39,675,949)         (9,219,775)         (9,669,222)         (2,829,445)
  Class 95                                                          --                  --                  --                  --
  Class 75                                                          --                  --            (134,401)            (39,853)
  Class 70                                                          --                  --                  --                  --
  Class Treasurer's Trust                                   (3,056,729)           (864,601)         (2,490,430)         (1,064,044)
  Class 45                                                    (447,862)             (7,493)            (59,966)               (139)
  Class 35                                                          --                  --                  --                  --
  Class 25                                                    (441,492)           (667,016)           (143,093)               (408)
  Class 20
  Class 15                                                     (33,308)             (1,915)                 --                  --
  Class 12                                                  (3,322,986)           (181,994)             (2,074)                 --
  Class 8                                                  (49,091,803)         (8,528,880)         (1,184,184)           (739,438)
                                                     -----------------   -----------------   -----------------   -----------------
Total dividends to shareholders                            (96,070,129)        (19,471,674)        (13,683,370)         (4,673,327)
                                                     -----------------   -----------------   -----------------   -----------------

FROM CAPITAL SHARE TRANSACTIONS (Note 4)
  (at net asset value of $1.00 per share):
  Proceeds from sale of shares                          20,925,438,086      11,545,157,182       2,617,935,808       2,277,991,923
  Dividends reinvested                                      93,483,201          14,990,216          13,413,298           4,673,327
  Cost of shares redeemed                              (18,510,940,735)    (11,264,233,943)     (2,534,295,219)     (2,502,852,176)
                                                     -----------------   -----------------   -----------------   -----------------
                                                         2,507,980,552         295,913,455          97,053,887        (220,186,926)
                                                     -----------------   -----------------   -----------------   -----------------
  Net increase (decrease) in net assets                  2,507,980,552         295,913,455          97,053,887        (220,186,926)

NET ASSETS:
  Beginning of period                                    1,519,250,532       1,223,337,077         454,701,294         674,888,220
                                                     -----------------   -----------------   -----------------   -----------------
  End of period                                      $   4,027,231,084   $   1,519,250,532   $     551,755,181   $     454,701,294
                                                     =================   =================   =================   =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:

The Reserve Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

     A. The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series (each a "Fund"): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Fund, U.S. Government II Fund (which has not commenced operations) and U.S. Treasury II Fund (which has not commenced operations). These financial statements and notes apply only to the Primary, U.S. Government and U.S. Treasury Funds (individually, a "Fund", and collectively, the "Funds"). Each Fund offers twelve classes of shares: Class 8, Class 12, Class 15, Class 20, Class 25, Class 35, Class 45, Class Treasurer's Trust, Class 70, Class 75, Class 95 and Class R.

     B. Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest are deemed to be: for floating rate instruments
     (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

     C. It is the policy of each Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily based upon the relative proportion of net assets of each class.

     E. The Funds may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Funds' investment adviser, follows procedures to collateralize all repurchase agreements at least 100% as to principal and interest. The Funds' custodians holds the securities that are subject to repurchase agreements. A counterparty bankruptcy could delay recovery of collateral.

     F. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

     G. During the fiscal year, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

Pursuant to a separate Investment Management Agreement (each an "Agreement") between RMCI and the Trust on behalf of each Fund, RMCI serves as each Fund's investment adviser subject to the policies adopted by the Board of Trustees. Under each Agreement, RMCI is responsible for the supervision of the respective Fund's day-to-day operations, manages its investments, effects purchases and sales, and absorbs certain promotional expenses. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each Fund, shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of customary operating expenses are: compensation of Chief Compliance Officer, interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Class R, Class 70, Class 75 and Class 95 Distribution Plans and the fees of the Trustees who are not interested persons, as defined in the Investment Company Act (the "non-interested Trustees"), for which each Fund pays its direct or allocated share. Each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of each Fund according to the following schedule:

                                                                     TREASURER'S
CLASS 8  CLASS 12  CLASS 15  CLASS 20  CLASS 25  CLASS 35  CLASS 45     TRUST      CLASS 70  CLASS 75  CLASS 95   CLASS R
-------  --------  --------  --------  --------  --------  --------  -----------   --------  --------  --------   -------
 0.08%     0.12%     0.15%     0.20%     0.25%     0.35%     0.45%      0.60%        0.50%     0.55%     0.75%      0.80%

DISTRIBUTION ASSISTANCE:

The Funds have adopted Rule 12b-1 Distribution Plans (the "Distribution Plans") and have entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay distribution fees for certain shareholder services and for expenses related to the sale and distribution of its Class R, Class 95, Class 75 and Class 70 Shares. The rate of distribution expenses is 0.20% per year of the classes' average daily net assets.

During the year ended May 31, 2006, RMCI voluntarily waived a portion of its comprehensive management fee for the Primary Fund by $90,296, the U.S. Government Fund by $185,964 and the U.S. Treasury Fund by $36,368. These waivers are voluntary and may be terminated at any time. Certain Trustees and Officers of the Funds are also officers of RMCI.

(3)  COMPOSITION OF NET ASSETS:

At May 31, 2006, the composition of each Fund's net assets was as follows:

                                     PRIMARY        U.S. GOVERNMENT     U.S. TREASURY
                                      FUND                FUND               FUND
                                 ----------------   ----------------   ----------------
Par Value                        $     20,157,849   $      4,027,231   $        551,755
Additional Paid-in-Capital         20,137,690,695      4,023,203,853        551,203,426
                                 ----------------   ----------------   ----------------
Net Assets                       $ 20,157,848,544   $  4,027,231,084   $    551,755,181
                                 ================   ================   ================

The tax basis of each Fund's net assets is the same as the basis for financial reporting at May 31, 2006. There was no undistributed net investment income for any of the Funds at May 31, 2006.

The income dividends were classified as ordinary income for federal income tax purposes for the years shown below:

                                       2006               2005
                                  -------------      -------------
Primary Fund                      $ 716,120,870      $ 246,012,933
U.S. Government Fund                 96,070,129         19,471,674
U.S. Treasury Fund                   13,683,370          4,673,327

(4)  CAPITAL SHARE TRANSACTIONS:

For the years ended May 31, 2006 and 2005, the capital share transactions of each Class of each Fund were as follows (at $1 per share):

                                                       MAY 31, 2006
                       -----------------------------------------------------------------------------
                            CLASS R             CLASS 95            CLASS 75            CLASS 70
                       -----------------   -----------------   -----------------   -----------------
PRIMARY FUND
Sold                      29,824,756,574          15,104,651         375,801,386          38,058,160
Reinvested                   205,821,068             379,638           2,521,961             794,081
Redeemed                 (28,553,198,706)        (17,422,563)       (358,880,386)        (26,705,179)
                       -----------------   -----------------   -----------------   -----------------
Net Increase
  (Decrease)               1,477,378,936          (1,938,274)         19,442,961          12,147,062
                       =================   =================   =================   =================

                          TREASURER'S
                             TRUST              CLASS 45            CLASS 35            CLASS 25
                       -----------------   -----------------   -----------------   -----------------
PRIMARY FUND
(CONTINUED)
Sold                       4,926,817,727         188,347,249          17,668,304         519,590,809
Reinvested                    26,090,239           1,153,309             232,926          20,004,958
Redeemed                  (4,557,788,267)       (150,331,037)        (12,440,246)       (549,289,480)
                       -----------------   -----------------   -----------------   -----------------
Net Increase
  (Decrease)                 395,119,699          39,169,521           5,460,984          (9,693,713)
                       =================   =================   =================   =================

                            CLASS 20            CLASS 15            CLASS 12            CLASS 8
                       -----------------   -----------------   -----------------   -----------------
PRIMARY FUND
(CONTINUED)
Sold                       1,325,682,485         623,266,940       5,454,081,191     333,775,724,002
Reinvested                    10,128,614           3,823,928          15,075,032         363,140,510
Redeemed                  (1,368,817,858)       (515,418,635)     (5,288,417,249)   (328,381,700,054)
                       -----------------   -----------------   -----------------   -----------------
Net Increase
  (Decrease)                 (33,006,759)        111,672,233         180,738,974       5,757,164,458
                       =================   =================   =================   =================

                                             TREASURER'S
                            CLASS R             TRUST               CLASS 45            CLASS 25
                       -----------------   -----------------   -----------------   -----------------
U.S. GOVERNMENT FUND
Sold                       5,034,578,604         348,628,650          54,638,269         164,023,563
Reinvested                    39,089,555           3,023,495             447,656             435,904
Redeemed                  (4,017,546,034)       (332,477,800)        (48,024,337)       (145,636,414)
                       -----------------   -----------------   -----------------   -----------------
Net Increase               1,056,122,125          19,174,345           7,061,588          18,823,053
                       =================   =================   =================   =================

                                                CLASS 15            CLASS 12            CLASS 8
                                           -----------------   -----------------   -----------------
U.S. GOVERNMENT FUND (CONTINUED)
Sold                                             109,997,018         488,566,747      14,725,005,235
Reinvested                                             4,149           3,176,378          47,306,064
Redeemed                                        (109,997,031)       (408,402,279)    (13,448,856,840)
                                           -----------------   -----------------   -----------------
Net Increase                                           4,136          83,340,846       1,323,454,459
                                           =================   =================   =================

                                             TREASURER'S
                            CLASS R             TRUST               CLASS 75            CLASS 45
                       -----------------   -----------------   -----------------   -----------------
U.S. TREASURY FUND
Sold                       2,034,570,417         278,581,466         124,157,222          19,332,775
Reinvested                     9,422,834           2,467,970             133,492              59,970
Redeemed                  (1,928,518,369)       (305,739,484)       (112,512,159)        (15,869,982)
                       -----------------   -----------------   -----------------   -----------------
Net Increase (Decrease)      115,474,882         (24,690,048)         11,778,555           3,522,763
                       =================   =================   =================   =================

                                                CLASS 25            CLASS 12            CLASS 8
                                           -----------------   -----------------   -----------------
U.S. TREASURY FUND (CONTINUED)
Sold                                              18,244,620              50,000         142,999,308
Reinvested                                           143,063               1,891           1,184,078
Redeemed                                          (5,251,696)               (612)       (166,402,917)
                                           -----------------   -----------------   -----------------
Net Increase (Decrease)                           13,135,987              51,279         (22,219,531)
                                           =================   =================   =================

                                                FOR YEAR ENDED MAY 31, 2005
                       -----------------------------------------------------------------------------
                            CLASS R             CLASS 95            CLASS 75            CLASS 70
                       -----------------   -----------------   -----------------   -----------------
PRIMARY FUND
Sold                      20,317,040,980          19,478,849         250,458,815          24,810,896
Reinvested                    60,193,544             162,324             798,945             292,321
Redeemed                 (20,457,289,010)        (22,497,206)       (202,377,304)        (32,242,742)
                       -----------------   -----------------   -----------------   -----------------
Net Increase
  (Decrease)                 (80,054,486)         (2,856,033)         48,880,456          (7,139,525)
                       =================   =================   =================   =================

                         TREASURER'S
                            TRUST               CLASS 45            CLASS 35            CLASS 25
                       -----------------   -----------------   -----------------   -----------------
PRIMARY FUND
(CONTINUED)
Sold                       2,779,477,935          88,088,407          14,780,502         350,322,888
Reinvested                     7,738,103             241,762              78,301          12,495,241
Redeemed                  (2,621,233,736)        (86,780,202)        (16,239,341)     (1,158,996,938)
                       -----------------   -----------------   -----------------   -----------------
Net Increase
  (Decrease)                 165,982,302           1,549,967          (1,380,538)       (796,178,809)
                       =================   =================   =================   =================

                            CLASS 20            CLASS 15            CLASS 12            CLASS 8
                       -----------------   -----------------   -----------------   -----------------
PRIMARY FUND
(CONTINUED)
Sold                       1,118,651,531         992,287,061       4,501,615,920     220,494,062,320
Reinvested                     4,365,852           2,191,068           5,768,194          99,955,275
Redeemed                    (856,507,971)     (1,069,271,200)     (4,645,431,393)   (227,429,631,524)
                       -----------------   -----------------   -----------------   -----------------
Net Increase
  (Decrease)                 266,509,412         (74,793,071)       (138,047,279)     (6,835,613,929)
                       =================   =================   =================   =================

                                             TREASURER'S
                            CLASS R             TRUST               CLASS 45            CLASS 25
                       -----------------   -----------------   -----------------   -----------------
U.S. GOVERNMENT FUND
Sold                       3,093,006,825         249,939,182           9,850,904         143,765,170
Reinvested                     9,219,775             864,601               7,493             667,016
Redeemed                  (3,015,709,524)       (188,939,449)           (668,578)       (205,855,980)
                       -----------------   -----------------   -----------------   -----------------
Net Increase (Decrease)       86,517,076          61,864,334           9,189,819         (61,423,794)
                       =================   =================   =================   =================

                                                CLASS 15            CLASS 12            CLASS 8
                                           -----------------   -----------------   -----------------
U.S. GOVERNMENT FUND (CONTINUED)
Sold                                                      --          44,000,000       8,004,595,101
Reinvested                                             1,915             181,994           4,047,422
Redeemed                                                  --                  --      (7,853,060,412)
                                           -----------------   -----------------   -----------------
Net Increase (Decrease)                                1,915          44,181,994         155,582,111
                                           =================   =================   =================

                                                                   AUGUST 16,
                                                                     2004*
                                                                   TO MAY 31,
                                              TREASURER'S            2005
                            CLASS R             TRUST               CLASS 75            CLASS 45
                       -----------------   -----------------   -----------------   -----------------
U.S. TREASURY FUND
Sold                       1,627,208,683         299,762,174          81,755,700                  --
Reinvested                     2,829,445           1,064,044              39,853                 139
Redeemed                  (1,693,659,193)       (458,193,272)        (80,348,378)                 --
                       -----------------   -----------------   -----------------   -----------------
Net Increase (Decrease)      (63,621,065)       (157,367,054)          1,447,175                 139
                       =================   =================   =================   =================

                                                CLASS 25            CLASS 12            CLASS 8
                                           -----------------   -----------------   -----------------
U.S. TREASURY FUND (CONTINUED)
Sold                                              13,502,367                  --         255,762,999
Reinvested                                               408                  --^^           739,438
Redeemed                                         (13,502,616)                 --        (257,148,717)
                                           -----------------   -----------------   -----------------
Net Increase (Decrease)                                  159                  --^^          (646,280)
                                           =================   =================   =================

----------
*  Commencement of Class.
^^ Amount is less than $0.50.

(5)  COMMITMENTS AND CONTINGENCIES:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(6)  FINANCIAL HIGHLIGHTS:

Contained below is per share operating performance data for a share of beneficial interest outstanding of each Class of each Fund for each of the periods as indicated:

                                                                                 CLASS R
                                                                          YEARS ENDED MAY 31,
                                                     -----------------------------------------------------------
                                                        2006       2005        2004        2003           2002
                                                     ---------   ---------   ---------   ---------     ---------
PRIMARY FUND
Net asset value at beginning of year                 $  1.0000   $  1.0000   $  1.0000   $  1.0000     $  1.0000
                                                     ---------   ---------   ---------   ---------     ---------
Net investment income                                   0.0309      0.0100      0.0011      0.0065        0.0187
Dividends from net investment income                   (0.0309)    (0.0100)    (0.0011)    (0.0065)      (0.0187)
                                                     ---------   ---------   ---------   ---------     ---------
Net asset value at end of year                       $  1.0000   $  1.0000   $  1.0000   $  1.0000     $  1.0000
                                                     =========   =========   =========   =========     =========
Total Return                                              3.13%       1.01%       0.11%       0.65%         1.90%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)                    $ 7,464.5   $ 5,987.1   $ 6,067.2   $ 6,231.8     $ 6,462.0
Ratio of expenses to average net assets,
  before fee waivers                                      1.00%       1.00%       1.00%       1.00%         1.01%
Ratios of expenses to average net
  assets, net of fee waivers                              1.00%       1.00%       0.99%           (b)           (b)
Ratio of net investment income to
  average net assets                                      3.13%       1.00%       0.10%       0.64%         1.86%

                                                                     CLASS 95
                                                     --------------------------------------
                                                                                 AUGUST 12,
                                                     YEAR ENDED   YEAR ENDED      2003* TO
                                                       MAY 31,      MAY 31,        MAY 31,
                                                        2006         2005           2004
                                                     ----------   ----------     ----------
PRIMARY FUND
Net asset value at beginning of period               $   1.0000   $   1.0000     $   1.0000
                                                     ----------   ----------     ----------
Net investment income                                    0.0314       0.0105         0.0009
Dividends from net investment income                    (0.0314)     (0.0105)       (0.0009)
                                                     ----------   ----------     ----------
Net asset value at end of period                     $   1.0000   $   1.0000     $   1.0000
                                                     ==========   ==========     ==========
Total Return                                               3.19%        1.06%          0.09%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                  $     11.2   $     13.1     $     16.0
Ratio of expenses to average net assets,
  before fee waivers                                       0.95%        0.95%          0.95%(a)
Ratios of expenses to average net assets,
  net of fee waivers                                       0.95%            (b)            (b)
Ratio of net investment income to
  average net assets                                       3.12%        1.00%          0.14%(a)

                                                                                 CLASS 75
                                                                            YEARS ENDED MAY 31,
                                                     ---------------------------------------------------------------
                                                        2006       2005          2004          2003           2002
                                                     ---------   ---------     ---------     ---------     ---------
PRIMARY FUND
Net asset value at
  beginning of period                                $  1.0000   $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                     ---------   ---------     ---------     ---------     ---------
Net investment income                                   0.0334      0.0125        0.0035        0.0090        0.0213
Dividends from net investment income                   (0.0334)    (0.0125)      (0.0035)      (0.0090)      (0.0213)
                                                     ---------   ---------     ---------     ---------     ---------
Net asset value at end of period                     $  1.0000   $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                     =========   =========     =========     =========     =========
Total Return                                              3.39%       1.27%         0.35%         0.90%         2.16%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                  $    75.2   $    55.7     $     6.8     $    14.1     $    23.5
Ratio of expenses to average net assets,
  before fee waivers                                      0.75%       0.75%         0.75%         0.75%         0.76%
Ratios of expenses to average net
  assets, net of fee waivers                              0.75%           (b)           (b)           (b)           (b)
Ratio of net investment income to
  average net assets                                      3.36%       1.33%         0.37%         0.95%         2.33%

                                                                     CLASS 70
                                                     --------------------------------------
                                                                                 AUGUST 12,
                                                     YEAR ENDED   YEAR ENDED      2003* TO
                                                       MAY 31,      MAY 31,        MAY 31,
                                                        2006         2005           2004
                                                     ----------   ----------     ----------
PRIMARY FUND
Net asset value at beginning of period               $   1.0000   $   1.0000     $   1.0000
                                                     ----------   ----------     ----------
Net investment income                                    0.0339       0.0130         0.0029
Dividends from net investment income                    (0.0339)     (0.0130)       (0.0029)
                                                     ----------   ----------     ----------
Net asset value at end of period                     $   1.0000   $   1.0000     $   1.0000
                                                     ==========   ==========     ==========
Total Return                                               3.45%        1.32%          0.29%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                  $     31.6   $     19.4     $     26.6
Ratio of expenses to average net assets,
  before fee waivers                                       0.70%        0.70%          0.70%(a)
Ratios of expenses to average net
  assets, net of fee waivers                               0.70%            (b)            (b)
Ratio of net investment income to
 average net assets                                        3.51%        1.26%          0.39%(a)

                                                                             TREASURER'S TRUST
                                                                             YEARS ENDED MAY 31,
                                                     ---------------------------------------------------------------
                                                        2006       2005          2004          2003           2002
                                                     ---------   ---------     ---------     ---------     ---------
PRIMARY FUND
Net asset value at beginning of period               $  1.0000   $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                     ---------   ---------     ---------     ---------     ---------
Net investment income                                   0.0349      0.0140        0.0050        0.0105        0.0228
Dividends from net investment income                   (0.0349)    (0.0140)      (0.0050)      (0.0105)      (0.0228)
                                                     ---------   ---------     ---------     ---------     ---------
Net asset value at end of period                     $  1.0000   $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                     =========   =========     =========     =========     =========
Total Return                                              3.55%       1.42%         0.50%         1.06%         2.32%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                  $ 1,004.8   $   609.7     $   443.7     $   497.4     $   510.0
Ratio of expenses to average net assets,
  before fee waivers                                      0.60%       0.60%         0.60%         0.60%         0.60%
Ratios of expenses to average net
  assets, net of fee waivers                              0.60%           (b)           (b)           (b)           (b)
Ratio of net investment income to
  average net assets                                      3.57%       1.49%         0.50%         1.04%         2.05%

                                                                                  CLASS 45
                                                                             YEARS ENDED MAY 31,
                                                     ---------------------------------------------------------------
                                                        2006       2005          2004          2003           2002
                                                     ---------   ---------     ---------     ---------     ---------
PRIMARY FUND
Net asset value at beginning of period               $  1.0000   $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                     ---------   ---------     ---------     ---------     ---------
Net investment income                                   0.0364      0.0155        0.0065        0.0120        0.0243
Dividends from net investment income                   (0.0364)    (0.0155)      (0.0065)      (0.0120)      (0.0243)
                                                     ---------   ---------     ---------     ---------     ---------
Net asset value at end of period                     $  1.0000   $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                     =========   =========     =========     =========     =========
Total Return                                              3.70%       1.57%         0.65%         1.21%         2.48%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                  $    56.8   $    17.6     $    16.0     $    13.5     $    23.1
Ratio of expenses to average net assets,
  before fee waivers                                      0.45%       0.45%         0.45%         0.45%         0.45%
Ratios of expenses to average net
  assets, net of fee waivers                              0.45%           (b)           (b)           (b)           (b)
Ratio of net investment income to
  average net assets                                      3.88%       1.58%         0.65%         1.23%         2.13%

                                                                          CLASS 35
                                                     ---------------------------------------------------
                                                                                               JULY 1,
                                                             YEARS ENDED MAY 31,                2002*
                                                     ---------------------------------        TO MAY 31,
                                                       2006        2005           2004           2003
                                                     ---------   ---------     ---------       ---------
PRIMARY FUND
Net asset value at beginning of period               $  1.0000   $  1.0000     $  1.0000       $  1.0000
                                                     ---------   ---------     ---------       ---------
Net investment income                                   0.0374      0.0165        0.0050          0.0075
Dividends from net investment income                   (0.0374)    (0.0165)      (0.0050)        (0.0075)
                                                     ---------   ---------     ---------       ---------
Net asset value at end of period                     $  1.0000   $  1.0000     $  1.0000       $  1.0000
                                                     =========   =========     =========       =========
Total Return                                              3.81%       1.68%         0.51%           0.76%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                  $     9.1   $     3.7     $     5.1       $     0.0^
Ratio of expenses to average net assets,
  before fee waivers                                      0.35%       0.35%         0.35%(a)+       0.35%(a)+
Ratios of expenses to average net assets,
  net of fee waivers                                      0.35%           (b)           (b)             (b)
Ratio of net investment income
  to average net assets                                   3.88%       1.49%         0.74%(a)+       1.45%(a)+

                                                                                CLASS 25
                                                                          YEARS ENDED MAY 31,
                                                     ---------------------------------------------------------------
                                                        2006       2005          2004          2003           2002
                                                     ---------   ---------     ---------     ---------     ---------
PRIMARY FUND
Net asset value at beginning of period               $  1.0000   $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                     ---------   ---------     ---------     ---------     ---------
Net investment income                                   0.0384      0.0175        0.0085        0.0140        0.0263
Dividends from net investment income                   (0.0384)    (0.0175)      (0.0085)      (0.0140)      (0.0263)
                                                     ---------   ---------     ---------     ---------     ---------
Net asset value at end of period                     $  1.0000   $  1.0000     $  1.0000     $  1.0000     $  1.0000
                                                     =========   =========     =========     =========     =========
Total Return                                              3.91%       1.78%         0.86%         1.42%         2.69%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                  $   542.5   $   552.3     $ 1,348.4     $ 1,524.7     $ 2,113.4
Ratio of expenses to average net assets,
  before fee waivers                                      0.25%       0.25%         0.25%         0.25%         0.25%
Ratios of expenses to average net
  assets, net of fee waivers                              0.25%           (b)           (b)           (b)           (b)
Ratio of net investment income to
  average net assets                                      3.84%       1.65%         0.84%         1.41%         2.31%

                                                                                   CLASS 20
                                                                   ----------------------------------------
                                                                                               FEBRUARY 17,
                                                                      YEAR ENDED MAY 31,         2004* TO
                                                                   ------------------------       MAY 31,
                                                                      2006          2005           2004
                                                                   ----------    ----------    ------------
PRIMARY FUND
Net asset value at beginning of period                             $   1.0000    $   1.0000    $     1.0000
                                                                   ----------    ----------    ------------
Net investment income                                                  0.0389        0.0180          0.0025
Dividends from net investment income                                  (0.0389)      (0.0180)        (0.0025)
                                                                   ----------    ----------    ------------
Net asset value at end of period                                   $   1.0000    $   1.0000    $     1.0000
                                                                   ==========    ==========    ============
Total Return                                                             3.96%         1.83%           0.26%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                                $    233.5    $    266.5    $        0.0^
Ratio of expenses to average net assets, before fee waivers              0.20%         0.20%           0.20%(a)
Ratios of expenses to average net assets, net of fee waivers             0.20%             (b)             (b)
Ratio of net investment income to average net assets                     3.93%         1.86%           0.89%(a)

                                                                               CLASS 15
                                                  ------------------------------------------------------------------
                                                                                                           JULY 30,
                                                                   YEARS ENDED MAY 31,                       2001*
                                                  ----------------------------------------------------        TO
                                                     2006          2005          2004          2003          2002
                                                  ----------    ----------    ----------    ----------    ----------
PRIMARY FUND
Net asset value at beginning of period            $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ----------    ----------    ----------    ----------    ----------
Net investment income                                 0.0394        0.0185        0.0095        0.0150        0.0205
Dividends from net investment income                 (0.0394)      (0.0185)      (0.0095)      (0.0150)      (0.0205)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value at end of period                  $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ==========    ==========    ==========    ==========    ==========
Total Return                                            4.02%         1.88%         0.96%         1.52%         2.08%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)               $    173.5    $     61.9    $    136.7    $    692.0    $     34.1
Ratio of expenses to average net assets,
  before fee waivers                                    0.15%         0.15%         0.15%         0.15%         0.15%(a)
Ratios of expenses to average net
  assets, net of fee waivers                            0.15%             (b)           (b)           (b)           (b)
Ratio of net investment income to
  average net assets                                    4.07%         1.57%         0.95%         1.30%         2.07%(a)

                                                                                   CLASS 12
                                                                   --------------------------------------
                                                                                                JUNE 25,
                                                                      YEAR ENDED MAY 31,        2003* TO
                                                                   ------------------------      MAY 31,
                                                                      2006          2005          2004
                                                                   ----------    ----------    ----------
PRIMARY FUND
Net asset value at beginning of period                             $   1.0000    $   1.0000    $   1.0000
                                                                   ----------    ----------    ----------
Net investment income                                                  0.0397        0.0188        0.0090
Dividends from net investment income                                  (0.0397)      (0.0188)      (0.0090)
                                                                   ----------    ----------    ----------
Net asset value at end of period                                   $   1.0000    $   1.0000    $   1.0000
                                                                   ==========    ==========    ==========
Total Return                                                             4.05%         1.92%         0.91%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)                                $    370.8    $    190.1    $    328.1
Ratio of expenses to average net assets, before fee waivers              0.12%         0.12%         0.12%(a)
Ratios of expenses to average net assets, net of fee waivers             0.12%             (b)           (b)
Ratio of net investment income to average net assets                     4.06%         1.81%         0.97%(a)

                                                                               CLASS 8
                                                  ------------------------------------------------------------------
                                                                                                           JUNE 27,
                                                                   YEARS ENDED MAY 31,                     2001* TO
                                                  ----------------------------------------------------      MAY 31,
                                                     2006          2005          2004          2003          2002
                                                  ----------    ----------    ----------    ----------    ----------
PRIMARY FUND
Net asset value at beginning of period            $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ----------    ----------    ----------    ----------    ----------
Net investment income                                 0.0401        0.0193        0.0102        0.0157        0.0214
Dividends from net investment income                 (0.0401)      (0.0193)      (0.0102)      (0.0157)      (0.0214)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value at end of period                  $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ==========    ==========    ==========    ==========    ==========
Total Return                                            4.09%         1.97%         1.03%         1.59%         2.17%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)               $ 10,184.3    $  4,427.1    $ 11,262.8    $  5,304.3    $  2,818.3
Ratio of expenses to average net assets,
  before fee waivers                                    0.08%         0.08%         0.08%         0.08%         0.08%(a)
Ratio of expenses to average
  net assets net of fee waivers                         0.08%         0.07%         0.08%         0.08%         0.08%(a)
Ratio of net investment income to
  average net assets                                    4.08%         1.72%         1.02%         1.45%         2.25%(a)

                                                                               CLASS R
                                                                         YEARS ENDED MAY 31,
                                                  ------------------------------------------------------------------
                                                     2006          2005          2004          2003          2002
                                                  ----------    ----------    ----------    ----------    ----------
U.S. GOVERNMENT FUND
Net asset value at beginning of year              $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ----------    ----------    ----------    ----------    ----------
Net investment income                                 0.0307        0.0102        0.0010        0.0050        0.0149
Dividends from net investment income                 (0.0307)      (0.0102)      (0.0010)      (0.0050)      (0.0149)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value at end of year                    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ==========    ==========    ==========    ==========    ==========
Total Return                                            3.12%         1.03%         0.10%         0.50%         1.50%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)                 $  1,996.1    $    940.0    $    853.5    $    846.7    $    902.3
Ratio of expenses to average net assets,
  before fee waivers                                    1.00%         1.00%         1.00%         1.00%         1.01%
Ratio of expenses to average net
  assets net of fee waivers                             1.00%         1.00%         0.98%             (b)           (b)
Ratio of net investment income to
  average net assets                                    3.21%         1.04%         0.10%         0.50%         1.44%

                                                                          TREASURER'S TRUST
                                                                         YEARS ENDED MAY 31,
                                                  ------------------------------------------------------------------
                                                     2006          2005          2004          2003          2002
                                                  ----------    ----------    ----------    ----------    ----------
U.S. GOVERNMENT FUND
Net asset value at beginning of period            $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ----------    ----------    ----------    ----------    ----------
Net investment income                                 0.0347        0.0142        0.0049        0.0090        0.0189
Dividends from net investment income                 (0.0347)      (0.0142)      (0.0049)      (0.0090)      (0.0189)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value at end of period                  $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ==========    ==========    ==========    ==========    ==========
Total Return                                            3.53%         1.44%         0.49%         0.91%         1.91%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)               $    100.3    $     81.2    $     19.3    $      6.5    $      4.0
Ratio of expenses to average net assets,
  before fee waivers                                    0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of expenses to average net
  assets net of fee waivers                             0.60%             (b)           (b)           (b)           (b)
Ratio of net investment income to
  average net assets                                    3.52%         1.64%         0.48%         0.83%         2.16%

                                                                               CLASS 45
                                                                         YEARS ENDED MAY 31,
                                                  ------------------------------------------------------------------
                                                     2006          2005          2004          2003          2002
                                                  ----------    ----------    ----------    ----------    ----------
U.S. GOVERNMENT FUND
Net asset value at beginning of period            $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ----------    ----------    ----------    ----------    ----------
Net investment income                                 0.0362        0.0157        0.0064        0.0105        0.0203
Dividends from net investment income                 (0.0362)      (0.0157)      (0.0064)      (0.0105)      (0.0203)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value at end of period                  $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ==========    ==========    ==========    ==========    ==========
Total Return                                            3.69%         1.59%         0.64%         1.06%         2.06%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)               $     16.3    $      9.2    $      0.0^   $      5.8    $      0.4
Ratio of expenses to average net assets,
  before fee waivers                                    0.45%         0.45%         0.44%         0.45%         0.45%
Ratio of expenses to average net
  assets net of fee waivers                             0.45%             (b)           (b)           (b)           (b)
Ratio of net investment income to
  average net assets                                    3.80%         2.36%         0.66%         0.86%         2.73%

                                                                               CLASS 25
                                                                         YEARS ENDED MAY 31,
                                                  ------------------------------------------------------------------
                                                     2006          2005          2004          2003          2002
                                                  ----------    ----------    ----------    ----------    ----------
U.S. GOVERNMENT FUND
Net asset value at beginning of period            $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ----------    ----------    ----------    ----------    ----------
Net investment income                                 0.0382        0.0177        0.0084        0.0125        0.0224
Dividends from net investment income                 (0.0382)      (0.0177)      (0.0084)      (0.0125)      (0.0224)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value at end of period                  $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ==========    ==========    ==========    ==========    ==========
Total Return                                            3.89%         1.80%         0.84%         1.27%         2.28%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)               $     23.4    $      4.6    $     66.0    $     50.1    $     90.7
Ratio of expenses to average net assets,
  before fee waivers                                    0.25%         0.25%         0.25%         0.25%         0.25%
Ratio of expenses to average net
  assets net of fee waivers                             0.25%             (b)           (b)           (b)           (b)
Ratio of net investment income to
  average net assets                                    3.96%         1.44%         0.83%         1.28%         1.71%

                                                                          CLASS 15
                                                  -------------------------------------------------------
                                                                                             NOVEMBER 18,
                                                            YEARS ENDED MAY 31,                2002* TO
                                                  --------------------------------------        MAY 31,
                                                     2006          2005          2004            2003
                                                  ----------    ----------    ----------     ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period            $   1.0000    $   1.0000    $   1.0000     $     1.0000
                                                  ----------    ----------    ----------     ------------
Net investment income                                 0.0392        0.0187        0.0094           0.0061
Dividends from net investment income                 (0.0392)      (0.0187)      (0.0094)         (0.0061)
                                                  ----------    ----------    ----------     ------------
Net asset value at end of period                  $   1.0000    $   1.0000    $   1.0000     $     1.0000
                                                  ==========    ==========    ==========     ============
Total Return                                            4.00%         1.90%         0.94%            0.61%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)               $      0.1    $      0.1    $      0.1     $        0.1
Ratio of expenses to average net assets,
  before fee waivers                                    0.15%         0.15%         0.15%            0.15%(a)
Ratio of expenses to average net
  assets net of fee waivers                             0.15%             (b)           (b)              (b)
Ratio of net investment income to
  average net assets                                    4.19%         1.87%         0.93%            1.17%(a)

                                                                  CLASS 12
                                                  ----------------------------------------
                                                                              FEBRUARY 24,
                                                     YEARS ENDED MAY 31,        2004* TO
                                                  ------------------------      MAY 31,
                                                     2006          2005          2004
                                                  ----------    ----------    ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period            $   1.0000    $   1.0000    $     1.0000
                                                  ----------    ----------    ------------
Net investment income                                 0.0395        0.0190          0.0025
Dividends from net investment income                 (0.0395)      (0.0190)        (0.0025)
                                                  ----------    ----------    ------------
Net asset value at end of period                  $   1.0000    $   1.0000    $     1.0000
                                                  ==========    ==========    ============
Total Return                                            4.03%         1.94%           0.25%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)               $    128.5    $     45.2    $        1.0
Ratio of expenses to average net assets,
  before fee waivers                                    0.12%         0.12%           0.13%(a)
Ratio of expenses to average net
  assets net of fee waivers                             0.12%             (b)             (b)
Ratio of net investment income to
  average net assets                                    3.96%         2.12%           0.96%(a)

                                                                          CLASS 8
                                                  -------------------------------------------------------
                                                                                                JUNE 7,
                                                            YEARS ENDED MAY 31,                2002* TO
                                                  --------------------------------------        MAY 31,
                                                     2006          2005          2004            2003
                                                  ----------    ----------    ----------     ------------
U.S. GOVERNMENT FUND
Net asset value at beginning of period            $   1.0000    $   1.0000    $   1.0000     $     1.0000
                                                  ----------    ----------    ----------     ------------
Net investment income                                 0.0399        0.0194        0.0101           0.0142
Dividends from net investment income                 (0.0399)      (0.0194)      (0.0101)         (0.0142)
                                                  ----------    ----------    ----------     ------------
Net asset value at end of period                  $   1.0000    $   1.0000    $   1.0000     $     1.0000
                                                  ==========    ==========    ==========     ============
Total Return                                            4.07%         1.98%         1.01%            1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)               $  1,762.5    $    439.1    $    283.5     $       49.1
Ratio of expenses to average net assets,
  before fee waivers                                    0.08%         0.08%         0.08%            0.08%(a)
Ratio of expenses to average net
  assets net of fee waivers                             0.07%             (b)           (b)              (b)
Ratio of net investment income to
  average net assets                                    4.27%         1.98%         1.00%            1.20%(a)

                                                                               CLASS R
                                                                         YEARS ENDED MAY 31,
                                                  ------------------------------------------------------------------
                                                     2006          2005          2004          2003          2002
                                                  ----------    ----------    ----------    ----------    ----------
U.S. TREASURY FUND
Net asset value at beginning of year              $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ----------    ----------    ----------    ----------    ----------
Net investment income                                 0.0273        0.0083        0.0009        0.0047        0.0166
Dividends from net investment income                 (0.0273)      (0.0083)      (0.0009)      (0.0047)      (0.0166)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value at end of year                    $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ==========    ==========    ==========    ==========    ==========
Total Return                                            2.77%         0.83%         0.09%         0.47%         1.68%

RATIOS/SUPPLEMENTAL DATA
Net assets end of year (millions)                 $    429.4    $    313.9    $    377.5    $    356.2    $    344.3
Ratio of expenses to average net assets,
  before fee waivers                                    1.00%         1.00%         1.00%         1.00%         1.00%
Ratios of expenses to average net
  assets net of fee waivers                             0.99%         0.99%         0.89%         1.00%         0.97%
Ratio of net investment income to
  average net assets                                    2.77%         0.80%         0.09%         0.47%         1.64%

                                                                          TREASURER'S TRUST
                                                                         YEARS ENDED MAY 31,
                                                  ------------------------------------------------------------------
                                                     2006          2005          2004          2003          2002
                                                  ----------    ----------    ----------    ----------    ----------
U.S. TREASURY FUND
Net asset value at beginning of period            $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ----------    ----------    ----------    ----------    ----------
Net investment income                                 0.0313        0.0121        0.0039        0.0086        0.0203
Dividends from net investment income                 (0.0313)      (0.0121)      (0.0039)      (0.0086)      (0.0203)
                                                  ----------    ----------    ----------    ----------    ----------
Net asset value at end of period                  $   1.0000    $   1.0000    $   1.0000    $   1.0000    $   1.0000
                                                  ==========    ==========    ==========    ==========    ==========
Total Return                                            3.18%         1.23%         0.39%         0.87%         2.06%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)               $     69.3    $     94.0    $    251.4    $    281.9    $    257.9
Ratio of expenses to average net assets,
  before fee waivers                                    0.60%         0.60%         0.60%         0.60%         0.61%
Ratios of expenses to average net
  assets net of fee waivers                             0.59%             (b)           (b)           (b)           (b)
Ratio of net investment income to
  average net assets                                    3.09%         1.17%         0.39%         0.85%         1.44%

                                                          CLASS 75                            CLASS 45
                                                  ------------------------     --------------------------------------
                                                                AUGUST 16,                                  AUGUST 7,
                                                  YEAR ENDED       2004*           YEAR ENDED MAY 31,         2003*
                                                    MAY 31,     TO MAY 31,     ------------------------    TO MAY 31,
                                                     2006          2005           2006          2005          2004
                                                  ----------    ----------     ----------    ----------    ----------
U.S TREASURY FUND
Net asset value at beginning of period            $   1.0000    $   1.0000     $   1.0000    $   1.0000    $   1.0000
                                                  ----------    ----------     ----------    ----------    ----------
Net investment income                                 0.0298        0.0100         0.0328        0.0137        0.0043
Dividends from net investment income                 (0.0298)      (0.0100)       (0.0328)      (0.0137)      (0.0043)
                                                  ----------    ----------     ----------    ----------    ----------
Net asset value at end of period                  $   1.0000    $   1.0000     $   1.0000    $   1.0000    $   1.0000
                                                  ==========    ==========     ==========    ==========    ==========
Total Return                                            3.03%         1.01%          3.34%         1.38%         0.43%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)               $     13.2    $      1.4     $      3.5    $      0.0^   $      0.0^
Ratio of expenses to average net assets,
  before fee waivers                                    0.75%         0.76%(a)       0.45%         0.45%         0.43%(a)
Ratios of expenses to average net
  assets net of fee waivers                             0.75%             (b)        0.45%             (b)           (b)
Ratio of net investment income to
  average net assets                                    3.31%         1.39%(a)       3.48%         1.38%         0.54%(a)

                                                                 CLASS 25
                                                  --------------------------------------
                                                                               AUGUST 7,
                                                      YEAR ENDED MAY 31,         2003*
                                                  ------------------------    TO MAY 31,
                                                     2006          2005          2004
                                                  ----------    ----------    ----------
U.S TREASURY FUND
Net asset value at beginning of period            $   1.0000    $   1.0000    $   1.0000
                                                  ----------    ----------    ----------
Net investment income                                 0.0348        0.0156        0.0058
Dividends from net investment income                 (0.0348)      (0.0156)      (0.0058)
                                                  ----------    ----------    ----------
Net asset value at end of period                  $   1.0000    $   1.0000    $   1.0000
                                                  ==========    ==========    ==========
Total Return                                            3.54%         1.59%         0.58%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)               $     13.1    $      0.0^   $      0.0^
Ratio of expenses to average net assets,
  before fee waivers                                    0.25%         0.25%         0.26%(a)
Ratios of expenses to average net
  assets net of fee waivers                             0.25%             (b)           (b)
Ratio of net investment income to
  average net assets                                    4.24%         1.66%         0.71%(a)

                                                                 CLASS 12
                                                  ----------------------------------------
                                                                              FEBRUARY 24,
                                                     YEAR ENDED MAY 31,           2004*
                                                  ------------------------     TO MAY 31,
                                                     2006          2005           2004
                                                  ----------    ----------    ------------
U.S TREASURY FUND
Net asset value at beginning of period            $   1.0000    $   1.0000    $     1.0000
                                                  ----------    ----------    ------------
Net investment income                                 0.0361        0.0170          0.0022
Dividends from net investment income                 (0.0361)      (0.0170)        (0.0022)
                                                  ----------    ----------    ------------
Net asset value at end of period                  $   1.0000    $   1.0000    $     1.0000
                                                  ==========    ==========    ============
Total Return                                            3.68%         1.72%           0.22%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)               $      0.1    $      0.0^   $        0.0^
Ratio of expenses to average net assets,
  before fee waivers                                    0.12%         0.12%           0.12%(a)
Ratios of expenses to average net
  assets net of fee waivers                             0.11%             (b)             (b)
Ratio of net investment income to
  average net assets                                    6.46%         1.78%           0.83%(a)

                                                                          CLASS 8
                                                  -------------------------------------------------------
                                                                                                JUNE 7,
                                                            YEARS ENDED MAY 31,                  2002*
                                                  --------------------------------------      TO MAY 31,
                                                     2006          2005          2004            2003
                                                  ----------    ----------    ----------     ------------
U.S TREASURY FUND
Net asset value at beginning of period            $   1.0000    $   1.0000    $   1.0000     $     1.0000
                                                  ----------    ----------    ----------     ------------
Net investment income                                 0.0366        0.0173        0.0091           0.0143
Dividends from net investment income                 (0.0366)      (0.0173)      (0.0091)         (0.0143)
                                                  ----------    ----------    ----------     ------------
Net asset value at end of period                  $   1.0000    $   1.0000    $   1.0000     $     1.0000
                                                  ==========    ==========    ==========     ============
Total Return                                            3.73%         1.77%         0.91%            1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)               $     23.1    $     45.3    $     45.9     $       10.4
Ratio of expenses to average net assets,
  before fee waivers                                    0.08%         0.08%         0.08%            0.08%(a)
Ratios of expenses to average net
  assets net of fee waivers                             0.07%             (b)           (b)              (b)
Ratio of net investment income to
  average net assets                                    3.58%         1.69%         0.90%            1.12%(a)

----------
*    Inception of Class Operations.

+ The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.

^    Amount is less than $500,000.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

(7)  OTHER MATTERS:

Management has determined that certain of the Funds' service contracts and distribution plans have lapsed due to an administrative error. RMCI is taking all necessary steps to remedy this, including having already obtained Board approval and seeking shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans. Management does not expect this matter to have any adverse financial impact on the Funds.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
of The Reserve Fund:

We have audited the accompanying statements of net assets of Primary Fund, U.S. Government Fund and U.S. Treasury Fund of The Reserve Fund (the Funds), as of May 31, 2006, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year-ended May 31, 2005 and the financial highlights for each of the years or periods in the four-year period ended May 31, 2005 were audited by another independent registered public accounting firm whose report dated September 26, 2005 expressed an unqualified opinion on those statements and the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of Primary Fund, U.S. Government Fund and U.S. Treasury Fund of The Reserve Fund as of May 31, 2006, the results of their operations, changes in their net assets, and the financial highlights for year then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

New York, New York
July 27, 2006

   THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS (UNAUDITED)

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all material agreements between the Funds and the Funds' service providers. Biographical information relating to the Trustees and the Executive Officers of the Funds is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Funds and the length of time served. The Trustees and the Executive Officers of the Funds oversee 31 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex.

INTERESTED TRUSTEE

                                                              TERM OF                        PRINCIPAL OCCUPATIONS
                                   POSITIONS                OFFICE** AND                        DURING THE LAST
NAME, ADDRESS, AGE               WITH THE FUNDS          LENGTH OF SERVICE                        FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT*                Chairman, Trustee,           Trustee since       President of Reserve Management Company, Inc.
Age: 69                       President and                  inception         ("RMCI"), Director and Chairman/Chief Executive
The Reserve                   Treasurer                      Chairman          Officer of Reserve Management; President,
1250 Broadway                                               since 2000.        Treasurer Corporation ("RMC") and Chairman and
New York, NY 10001                                         President and       Director of Resrv Partners, Inc. ("RESRV") since
                                                             Treasurer         2000; Chairman and Director of Reserve
                                                            since 2005         International Liquidity Fund Ltd. since 1990.
                                                                               Co-founder of The Reserve Fund ("RF") in 1970;
                                                                               officer thereof since 1970.

INDEPENDENT TRUSTEES

                                                              TERM OF                        PRINCIPAL OCCUPATIONS
                                   POSITIONS                OFFICE** AND                        DURING THE LAST
NAME, ADDRESS, AGE               WITH THE FUNDS          LENGTH OF SERVICE                        FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.             Trustee                     Trustee of all       Retired. President, Premier Resources, Inc.
Age: 75                                                    Trusts since        (meeting management firm) since 1997.
2517 Highway #35, Bldg. J                                   inception
Manasquan, NJ 08736

WILLIAM J. MONTGORIS          Trustee                     Trustee of all       Retired since 1999. Chief Operating Officer of The
Age: 59                                                    Trusts since        Bear Stearns Companies, Inc. from 1979 to 1999.
286 Gregory Road                                               1999            Director of Stage Stores, Inc. (retailing) since
Franklin Lakes, NJ 07417                                                       2004.

OFFICERS WHO ARE NOT TRUSTEES

                                                              TERM OF                        PRINCIPAL OCCUPATIONS
                                   POSITIONS                OFFICE** AND                        DURING THE LAST
NAME, ADDRESS, AGE               WITH THE FUNDS          LENGTH OF SERVICE                        FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
BRUCE R. BENT, II+            Co-Chief Executive             Co-Chief          Senior Vice President, Secretary and Assistant
Age: 40                       Officer, Senior Vice           Executive         Treasurer of RMCI; Senior Vice President,
The Reserve                   President and                 Officer and        Secretary and Assistant Treasurer of RMC; and
1250 Broadway                 Assistant Treasurer           Senior Vice        Secretary, Assistant Treasurer and Director of
New York, NY 10001                                        President since      RESRV since 2000. Vice President of RMC, RMCI and
                                                               2005.           RESRV from 1992 to 2000. Former Trustee of Trusts
                                                                               in the Reserve/Hallmark Funds complex. Former
                                                             Assistant         President of the Trusts.
                                                             Treasurer
                                                            since 2000.

                                                              TERM OF                        PRINCIPAL OCCUPATIONS
                                   POSITIONS                OFFICE** AND                        DURING THE LAST
NAME, ADDRESS, AGE               WITH THE FUNDS          LENGTH OF SERVICE                        FIVE YEARS
--------------------------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III+           Co-Chief Executive             Co-Chief          Chief Operating Officer, Treasurer, Senior Vice
Age: 38                       Officer, Senior Vice           Executive         President and Assistant Secretary of RMCI;
The Reserve                   President and                Officer since       President, Treasurer and Assistant Secretary of
1250 Broadway                 Assistant Secretary              2005.           RMC; Treasurer, Assistant Secretary and Directors
New York, NY 10001                                                             of RESRV since 2000. Vice President RMC, RMCI and
                                                            Senior Vice        RESRV from 1997 to 2000. Former Treasurer and
                                                           President and       Chief Financial Officer of the Trusts.
                                                            Assistant
                                                             Secretary
                                                            since 2000.

PATRICK J. FARRELL            Chief Financial               Since 2006         Chief Financial Officer of the Adviser and its
Age: 46                       Officer                                          affiliates since 2005. Chief Financial Officer,
The Reserve                                                                    Treasurer and Assistant Secretary of the MainStay
1250 Broadway                                                                  Funds, Eclipse Funds and MainStay VP Funds;
New York, NY 10001                                                             Principal Financial Officer McMorgan Funds
                                                                               Managing Director New York Life Investment
                                                                               Management from 2001 to 2005.

EDMUND P. BERGAN, JR.         Secretary and                 Since 2006         Senior Vice President and General Counsel of the
Age: 56                       General Counsel                                  Adviser and its affiliates since 2006. From
The Reserve                                                                    2004-06, Senior Regulatory Counsel of Proskauer
1250 Broadway                                                                  Rose LLP. Prior thereto, and since before 2001,
New York, NY 10001                                                             Senior Vice President and General Counsel of the
                                                                               mutual fund distribution and servicing affiliates
                                                                               of Alliance Capital Management L.P.

* MR. BRUCE BENT IS AN "INTERESTED PERSON" OF THE FUND AS DEFINED IN SECTION 2(a) (19) OF THE INVESTMENT COMPANY ACT DUE TO HIS POSITIONS WITH RMC, RMCI AND RESRV.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS, UNLESS EXTENDED BY A VOTE OF THE TRUSTEES. TRUSTEES NEED NOT BE SHAREHOLDERS.

+ MR. BRUCE R. BENT IS THE FATHER OF MR. BRUCE R. BENT II AND MR. ARTHUR T. BENT III.

The Trust's Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, for Shareholders by calling toll free: 1-888-823-2867.

                       FEDERAL TAX INFORMATION (UNAUDITED)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the Federal Tax Status of dividends paid during the year. Accordingly, all dividends for each fund were ordinary income dividends.

Recent tax legislation allows a regulated investment company to designate distributions as interest related dividends, which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended May 31, 2006, 93.3% of the ordinary distributions paid by the Primary Fund qualifies as an interest related dividend.

                           EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2005 and held for the entire period ending May 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             DECEMBER 1, 2005           MAY 31, 2006       DURING PERIOD*
                          -----------------------   --------------------   --------------
PRIMARY FUND CLASS R
Actual                          $ 1,000.00               $ 1,015.61           $  4.99
Hypothetical                    $ 1,000.00               $ 1,019.69           $  5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 95
Actual                          $ 1,000.00               $ 1,015.91           $  4.74
Hypothetical                    $ 1,000.00               $ 1,019.96           $  4.97

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                          BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             DECEMBER 1, 2005           MAY 31, 2006       DURING PERIOD*
                          -----------------------   --------------------   --------------
PRIMARY FUND CLASS 75
Actual                          $ 1,000.00               $ 1,016.90           $  3.74
Hypothetical                    $ 1,000.00               $ 1,021.00           $  3.93

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 70
Actual                          $ 1,000.00               $ 1,017.20           $  3.49
Hypothetical                    $ 1,000.00               $ 1,021.27           $  3.66

* Expenses are equal to the Fund's annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS TREASURER'S TRUST
Actual                          $ 1,000.00               $ 1,017.70           $  2.99
Hypothetical                    $ 1,000.00               $ 1,021.79           $  3.14

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 45
Actual                          $ 1,000.00               $ 1,018.45           $  2.24
Hypothetical                    $ 1,000.00               $ 1,022.57           $  2.36

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 35
Actual                          $ 1,000.00               $ 1,019.00           $  1.75
Hypothetical                    $ 1,000.00               $ 1,023.10           $  1.83

* Expenses are equal to the Fund's annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 25
Actual                          $ 1,000.00               $ 1,019.50           $  1.25
Hypothetical                    $ 1,000.00               $ 1,023.62           $  1.31

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 20
Actual                          $ 1,000.00               $ 1,019.75           $  1.00
Hypothetical                    $ 1,000.00               $ 1,023.88           $  1.05

* Expenses are equal to the Fund's annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 15
Actual                          $ 1,000.00               $ 1,020.04           $  0.75
Hypothetical                    $ 1,000.00               $ 1,024.14           $  0.79

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                          BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             DECEMBER 1, 2005           MAY 31, 2006       DURING PERIOD*
                          -----------------------   --------------------   --------------
PRIMARY FUND CLASS 12
Actual                          $ 1,000.00               $ 1,020.24           $  0.60
Hypothetical                    $ 1,000.00               $ 1,024.30           $  0.63

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PRIMARY FUND CLASS 8
Actual                          $ 1,000.00               $ 1,020.39           $  0.40
Hypothetical                    $ 1,000.00               $ 1,024.51           $  0.42

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS R
Actual                          $ 1,000.00               $ 1,015.56           $  4.99
Hypothetical                    $ 1,000.00               $ 1,019.69           $  5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS TREASURER'S TRUST
Actual                          $ 1,000.00               $ 1,017.10           $  2.99
Hypothetical                    $ 1,000.00               $ 1,021.79           $  3.14

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 45
Actual                          $ 1,000.00               $ 1,018.40           $  2.24
Hypothetical                    $ 1,000.00               $ 1,022.57           $  2.36

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 25
Actual                          $ 1,000.00               $ 1,019.40           $  1.25
Hypothetical                    $ 1,000.00               $ 1,023.62           $  1.31

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 15
Actual                          $ 1,000.00               $ 1,019.95           $  0.75
Hypothetical                    $ 1,000.00               $ 1,024.14           $  0.79

* Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. GOVERNMENT FUND CLASS 12
Actual                          $ 1,000.00               $ 1,020.09           $  0.60
Hypothetical                    $ 1,000.00               $ 1,024.30           $  0.63

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                          BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE   EXPENSES PAID
                             DECEMBER 1, 2005           MAY 31, 2006       DURING PERIOD*
                          -----------------------   --------------------   --------------
U.S. GOVERNMENT FUND CLASS 8
Actual                          $ 1,000.00               $ 1,020.29           $  0.40
Hypothetical                    $ 1,000.00               $ 1,024.51           $  0.42

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS R
Actual                          $ 1,000.00               $ 1,013.81           $  4.99
Hypothetical                    $ 1,000.00               $ 1,019.69           $  5.24

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS TREASURER'S TRUST
Actual                          $ 1,000.00               $ 1,015.86           $  2.99
Hypothetical                    $ 1,000.00               $ 1,021.79           $  3.14

* Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 75
Actual                          $ 1,000.00               $ 1,015.11           $  3.74
Hypothetical                    $ 1,000.00               $ 1,021.00           $  3.93

* Expenses are equal to the Fund's annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 45
Actual                          $ 1,000.00               $ 1,016.65           $  2.24
Hypothetical                    $ 1,000.00               $ 1,022.57           $  2.36

* Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 25
Actual                          $ 1,000.00               $ 1,017.65           $  1.25
Hypothetical                    $ 1,000.00               $ 1,023.62           $  1.31

* Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 12
Actual                          $ 1,000.00               $ 1,018.35           $  0.60
Hypothetical                    $ 1,000.00               $ 1,024.30           $  0.63

* Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

U.S. TREASURY FUND CLASS 8
Actual                          $ 1,000.00               $ 1,018.20           $  0.40
Hypothetical                    $ 1,000.00               $ 1,024.51           $  0.42

* Expenses are equal to the Fund's annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                    AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 888-823-2867 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available on the SEC's website or by calling the toll-free number listed above.

                  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                             CHANGES IN ACCOUNTANTS

On September 29, 2005, PricewaterhouseCoopers LLP informed management that it was resigning as independent accountants for the Funds. PricewaterhouseCoopers LLP was previously engaged as the independent registered public accounting firm to audit the Funds' financial statements.

PricewaterhouseCoopers LLP issued reports on the Fund's financial statements as of May 31, 2004 and May 31, 2005. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

PricewaterhouseCoopers LLP's resignation was accepted by the Funds' Audit Committee and the Board of Trustees.

During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005 there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its report. During the fiscal year ended May 31, 2004, the fiscal year ended May 31, 2005 and through September 29, 2005, none of the events enumerated in paragraphs (1)(v)(B) through (D) of Item 304(a) of Regulation S-K occurred.

As part of its report dated September 26, 2005 filed as an exhibit to the Funds' Form N-SAR filed on September 28, 2005, PricewaterhouseCoopers, LLP advised management the Trust had failed to identify and collect amounts due to the Trust. In addition, PricewaterhouseCoopers, LLP noted that bank accounts were not reconciled adequately and that procedures were not adequate to ensure compliance with Internal Revenue Code requirements necessary to eliminate tax at the fund level. These conditions have been corrected.

The Funds provided PricewaterhouseCoopers, LLP with a copy of these disclosures and PricewaterhouseCoopers, LLP has furnished the Funds with a letter addressed to the Commission stating whether it agrees with the statements made by the Funds herein and, if not, stating the respects in which it does not agree. A copy of such letter is filed as an exhibit to the Trust's Form N-SAR filed on November 30, 2005.

The Funds have selected KPMG, LLP as their new auditors as of December 28, 2005.

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

[THE RESERVE LOGO]

       A Tradition of Financial Innovation(SM)
1250 Broadway, New York, NY 10001-3701 - 212-401-5500


GENERAL INFORMATION AND 24 HOUR YIELD AND BALANCE INFORMATION
800-637-1700 - www.TheR.com

This literature is not authorized for distribution toprospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc. RF/ANNUAL 5/06

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant's code of ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William Montgoris is the audit committee financial expert and is considered to be independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The registrant paid the following amounts to KPMG, LLP, the registrant's principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the last fiscal year:

2006
$0

The registrant paid the following amount to Pricewaterhouse Coopers, LLP, the registrant's former principal accountant, for the audit of the registrant's annual financial statements and services in connection therewith for the 2005 fiscal year:

2005
$393,746

(b) Not applicable.

(c) Tax Fees. The registrant paid the following amount to KPMG, LLP, the registrant's principal accountant, for the preparation of tax returns, tax consultation, research and related items for the last fiscal year:

2006
$0

The registrant paid the following amount to Pricewaterhouse Coopers, LLP, the registrant's former principal accountant, for the preparation of tax returns, tax consultation, research and related items for the 2005 fiscal year:

2005
$44,750

(d) Not applicable.

(e) Before KPMG, LLP, the registrant's principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant's Audit Committee. Due to potential time constraints between meetings, the Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) Not applicable.

(g) The following table indicates the aggregate non-audit fees billed by the registrant's former accountant PricewaterhouseCoopers, LLP for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the 2005 fiscal year.

2005
$0

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable, as the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATES.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act") as of a date within 90 days of the filing of this report, the Chairman (principal executive officer) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting. However, an audit of the financial statements disclosed that the Funds' procedures for preparing the "Financial Highlights" were not sufficiently detailed to detect and correct errors in certain underlying calculations.

These conditions have been corrected, and the Registrant's internal controls have been revised, subsequent to year-end.

ITEM 12. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2 requirements through filing of an exhibit: Filed herewith.

(a)(2) Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b) Certification of chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


The Reserve Fund

By:     /s/ Bruce R. Bent II
        Name:  Bruce R. Bent II
        Title: Co-Chief Executive Officer (Principal Executive Officer)

By:     /s/ Arthur T. Bent III
        Name: Arthur T. Bent III
        Title: Co-Chief Executive Officer (Principal Executive Officer)

Date: August 7, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Bruce R. Bent II
        Name:  Bruce R. Bent II
        Title: Co-Chief Executive Officer (Principal Executive Officer)

By:     /s/ Arthur T. Bent III
        Name: Arthur T. Bent III
        Title: Co-Chief Executive Officer (Principal Executive Officer)

By:     /s/ Patrick J. Farrell
        Name:  Patrick J. Farrell
        Title: Chief Financial Officer (Principal Financial Officer)

Date: August 7, 2006